Note 2 - Summary of Significant Accounting Policies - Summary of Cash Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalent	$ 3,883,000	$ 3,548,000
Parent Company [Member]
Cash and Cash Equivalent	2,826,000	3,175,000
Noncontrolling Interest [Member]
Cash and Cash Equivalent	$ 1,057,000	$ 373,000